787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

April 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FDP Series II, Inc.

Ladies and Gentlemen:

On behalf of FDP Series II, Inc. (the “Registrant”), a Maryland corporation, we hereby transmit for filing, the Registrant’s initial Registration Statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to FDP BlackRock CoreAlpha Bond Fund, a series of the Registrant (the “Fund”). We are concurrently filing Form N-8A under the 1940 Act.

The Fund is expected to be a successors to a corresponding series of FDP Series, Inc. (the “Predecessor Fund”) pursuant to a reorganization, subject to board approval. The Fund will have the same investment objectives and strategies, portfolio management team and contractual arrangements as those of the Predecessor Fund. As a result of the proposed reorganization, which is subject to board approval, the Fund will adopt the performance and financial history of the Predecessor Fund. The proposed reorganization will result in the Predecessor Fund effectively becoming a series of the Registrant, a new BlackRock fund registrant. The reorganization is being proposed in connection with a potential reconfiguration of the existing fund complexes overseen by the boards of directors/trustees of the BlackRock-advised funds.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8629.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

April 20, 2018

Sincerely,

/s/ Mia Goschalk
Mia Goschalk

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

Janey Ahn, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP